Expense Example - Janus Henderson AAA CLO ETF - Janus Henderson AAA CLO ETF	Feb. 28, 2021 USD ($)
Expense Example:
Expense Example, with Redemption, 1 Year	$ 26
Expense Example, with Redemption, 3 Years	$ 80